Debt - Summary of Long-term Debt (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of detailed information about borrowings [line items]
Total principal in pesos			$ 2,215,049,262	$ 1,947,986,835
Accrued interest			42,656,852	33,146,807
Notes payable to contractors			1,021,203	2,040,446
Total			2,258,727,317	1,983,174,088
Less: short-term maturities			347,755,237	210,530,524
Current portion of notes payable to contractors			685,178	1,246,854
Accrued interest			42,656,852	33,146,807
Total short-term debt and current portion of long-term debt			391,097,267	244,924,185
Borrowings	$ 93,621,642		1,867,630,050	1,738,249,903
U.S [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 77,765,173	$ 69,625,755	1,551,314,113	1,312,111,295
U.S [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	Fixed from 1.7% to 9.5% and LIBOR plus 0.35% to 3.65%	Fixed from 1.7% to 9.5% and LIBOR plus 0.35% to 3.65%
Maturity	Various to 2060	Various to 2050
Borrowings	$ 64,686,416	$ 59,352,968	1,290,409,906	1,118,518,559
U.S [member] | Project Finance [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	Fixed from 2.45% and LIBOR plus 0.24% to 1.75%	Fixed from 2.45% and LIBOR plus 0.24% to 1.75%
Maturity	Various to 2028	Various to 2028
Borrowings	$ 1,721,671	$ 2,183,799	34,345,097	41,154,129
U.S [member] | Direct loans [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	Fixed to 5.25% and LIBOR plus 1.75% to 4.25%	Fixed from 2.50% to 5.25% and LIBOR plus 1.65% to 3.50%
Maturity	Various to 2031	Various to 2031
Borrowings	$ 1,417,390	$ 3,327,050	28,275,087	62,698,930
U.S [member] | Syndicated loan [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	LIBOR plus 2.35%	LIBOR plus 2.35%
Maturity	Various to 2024	Various to 2024
Borrowings	$ 2,499,996	$ 2,499,716	49,871,676	47,107,647
U.S [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	LIBOR plus 3.50% to 5.28%	LIBOR plus 1.19% to 3.50%
Maturity	Various to 2023	Various to 2023
Borrowings	$ 58,678	$ 98,827	1,170,542	1,862,411
U.S [member] | Lease-back [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	Fixed from 5.4% and 8.4%
U.S [member] | Revolving credit lines [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	LIBOR plus 2.00% to 3.75% and Fed effective plus 1.30%	LIBOR plus 1.85%
Maturity	2021	2020
Borrowings	$ 5,970,842	$ 670,000	119,110,538	12,626,284
U.S [member] | Financing of Infrastructure asset [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest		Fixed from 5.4% and 8.4%
Maturity	Various to 2036	Various to 2036
Borrowings	$ 1,410,180	$ 1,493,395	28,131,267	28,143,335
Euro
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 13,114,815	$ 14,444,111	320,069,694	305,546,401
Euro | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	Fixed from 1.875% to 5.5% and EURIBOR plus 2.4%	Fixed from 1.875% to 5.5% and EURIBOR plus 2.4%
Maturity	Various to 2030	Various to 2030
Borrowings	$ 12,614,815	$ 13,897,557	307,867,094	293,984,741
Euro | Direct loans [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	Fixed to 5.11%	Fixed to 5.11% and EURIBOR plus 2.5%
Maturity	Various to 2023	Various to 2023
Borrowings	$ 500,000	$ 546,554	12,202,600	11,561,660
Japan, yen [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	Fixed from 0.54% to 3.5%	Fixed from 0.54% to 3.5% and LIBOR yen plus 0.75%
Maturity	Various to 2026	Various to 2026
Borrowings	$ 109,900,621	$ 173,865,582	21,243,790	30,148,292
Peso
Disclosure of detailed information about borrowings [line items]
Borrowings			251,720,082	217,238,336
Peso | Direct loans [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	Fixed at 6.55% and TIIE plus 0.85% to 4.1%	Fixed at 6.55% and 7.01% and TIIE plus 0.85% to 4.01%
Maturity	Various to 2029	Various to 2029
Borrowings			19,061,275	38,558,166
Peso | Plus Factoring [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	TIIE plus 1.25% to 2.0%
Maturity	In 2021
Borrowings			4,067,650
Peso | Syndicated loan [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	TIIE plus 0.95%	TIIE plus 0.95%
Maturity	Various to 2025	Various to 2025
Borrowings			19,740,035	24,270,589
Peso | Monetization of Mexican Government Bonds [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	Fixed at 8.56275%
Maturity	Various to 2023
Borrowings			95,597,610
Peso | Certificados Bursatiles [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	TIIE plus 1.00%, and fixed at 7.19% to 7.65%	Mexican Government Treasury Certificates (“Cetes”) , TIIE(1) plus 0.15% to 1.00%, and fixed at 7.19% to 9.1%
Maturity	Various to 2026	Various to 2026
Borrowings			113,253,512	133,409,581
Peso | Revolving credit lines [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest		TIIE plus 1.50% and 1.95%
Maturity		Various to 2020
Borrowings				21,000,000
Other Currencies [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	Fixed from 1.75% to 8.25%	Fixed from 1.5% to 8.25%
Maturity	Various to 2025	Various to 2025
Borrowings			33,355,569	41,553,990
Unidades de Inversion Certificados bursatiles [Member] | Certificados Bursatiles [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	Zero rate and Fixed at 3.02% to 5.23%	Zero rate and Fixed at 3.02% to 5.23%
Maturity	Various to 2035	Various to 2035
Borrowings			$ 37,346,014	$ 41,388,521